Variable Interest Entities Consolidating Balance Sheet (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Cash and cash equivalents	$ 49,157,571	$ 11,292,039
Restricted cash	11,141,496	6,344,666
Interest receivable	4,121,486	3,342,038
Available-for-sale Securities, Fair Value Disclosure Held in Trust	378,423,092	216,371,801
Available-for-sale Securities	70,601,045	68,946,370
Public housing capital fund trusts, at fair value	61,263,123	62,056,379
Mortgage backed securities, at fair value	14,841,558	37,845,661
Real Estate Assets [Abstract]
Land and land improvements	13,753,493	9,245,592
Buildings and improvements	110,706,173	90,253,256
Real estate assets before accumulated depreciation	124,459,666	99,498,848
Accumulated depreciation	(14,108,154)	(9,386,811)
Net real estate assets	110,351,512	90,112,037
Other Assets	31,134,319	24,173,614
Assets held for sale (Note 10)	13,204,015	13,748,427
Assets	744,239,217	534,233,032
Liabilities
Accounts payable, accrued expenses and other liabilities	4,123,346	4,963,653
Dividends Payable, Current	7,617,390	6,446,076
Debt financing	345,359,000	257,274,000
Long-term Debt	76,707,834	57,087,320
Liabilities of discontinued operations (Note 10)	503,743	487,041
Bond Purchase Commitment - Fair Market Value Adjustment - Liability	0	4,852,177
Liabilities	434,311,313	331,110,267
Partners' Capital
General Partner	578,238	16,671
Beneficial Unit Certificate holders	330,457,117	223,573,312
Unallocated deficit of Consolidated VIEs	(21,091,456)	(20,455,896)
Partners' Capital	309,943,899	203,134,087
Partners' Capital Attributable to Noncontrolling Interest	(15,995)	(11,322)
Total Capital	309,927,904	203,122,765	$ 183,970,931	$ 131,589,045
Total Liabilities and Partners' Capital	744,239,217	534,233,032
Partnership [Member]
Assets [Abstract]
Cash and cash equivalents	49,157,571	11,292,039
Restricted cash	11,141,496	6,344,666
Interest receivable	4,121,486	3,342,038
Available-for-sale Securities, Fair Value Disclosure Held in Trust	378,423,092	216,371,801
Available-for-sale Securities	70,601,045	68,946,370
Public housing capital fund trusts, at fair value	61,263,123	62,056,379
Mortgage backed securities, at fair value	14,841,558	37,845,661
Real Estate Assets [Abstract]
Land and land improvements	13,753,493	9,245,592
Buildings and improvements	110,706,173	90,253,256
Real estate assets before accumulated depreciation	124,459,666	99,498,848
Accumulated depreciation	(14,108,154)	(9,386,811)
Net real estate assets	110,351,512	90,112,037
Other Assets	31,134,319	24,173,614
Assets held for sale (Note 10)	27,640,053	25,768,553
Assets	758,675,255	546,253,158
Liabilities
Accounts payable, accrued expenses and other liabilities	4,123,346	4,963,653
Dividends Payable, Current	7,617,390	6,446,076
Debt financing	345,359,000	257,274,000
Long-term Debt	76,707,834	57,087,320
Liabilities of discontinued operations (Note 10)	0	0
Bond Purchase Commitment - Fair Market Value Adjustment - Liability		4,852,177
Liabilities	433,807,570	330,623,226
Partners' Capital
General Partner	578,238	16,671
Beneficial Unit Certificate holders	324,305,442	215,624,583
Unallocated deficit of Consolidated VIEs	0	0
Partners' Capital	324,883,680	215,641,254
Partners' Capital Attributable to Noncontrolling Interest	(15,995)	(11,322)
Total Capital	324,867,685	215,629,932
Total Liabilities and Partners' Capital	758,675,255	546,253,158
Consolidated VIEs [Member]
Assets [Abstract]
Cash and cash equivalents	0	0
Restricted cash	0	0
Interest receivable	0	0
Available-for-sale Securities, Fair Value Disclosure Held in Trust	0	0
Available-for-sale Securities	0	0
Public housing capital fund trusts, at fair value	0	0
Mortgage backed securities, at fair value	0	0
Real Estate Assets [Abstract]
Land and land improvements	0	0
Buildings and improvements	0	0
Real estate assets before accumulated depreciation	0	0
Accumulated depreciation	0	0
Net real estate assets	0	0
Other Assets	0	0
Assets held for sale (Note 10)	13,456,861	14,019,837
Assets	13,456,861	14,019,837
Liabilities
Accounts payable, accrued expenses and other liabilities	0	0
Dividends Payable, Current	0	0
Debt financing	0	0
Long-term Debt	0	0
Liabilities of discontinued operations (Note 10)	36,956,477	35,531,613
Bond Purchase Commitment - Fair Market Value Adjustment - Liability		0
Liabilities	36,956,477	35,531,613
Partners' Capital
General Partner	0	0
Beneficial Unit Certificate holders	0	0
Unallocated deficit of Consolidated VIEs	(23,499,616)	(21,511,776)
Partners' Capital	(23,499,616)	(21,511,776)
Partners' Capital Attributable to Noncontrolling Interest	0	0
Total Capital	(23,499,616)	(21,511,776)
Total Liabilities and Partners' Capital	13,456,861	14,019,837
Consolidations, Eliminations for VIEs [Member]
Assets [Abstract]
Cash and cash equivalents	0	0
Restricted cash	0	0
Interest receivable	0	0
Available-for-sale Securities, Fair Value Disclosure Held in Trust	0	0
Available-for-sale Securities	0	0
Public housing capital fund trusts, at fair value	0	0
Mortgage backed securities, at fair value	0	0
Real Estate Assets [Abstract]
Land and land improvements	0	0
Buildings and improvements	0	0
Real estate assets before accumulated depreciation	0	0
Accumulated depreciation	0	0
Net real estate assets	0	0
Other Assets	0	0
Assets held for sale (Note 10)	(27,892,899)	(26,039,963)
Assets	(27,892,899)	(26,039,963)
Liabilities
Accounts payable, accrued expenses and other liabilities	0	0
Dividends Payable, Current	0	0
Debt financing	0	0
Long-term Debt	0	0
Liabilities of discontinued operations (Note 10)	(36,452,734)	(35,044,572)
Bond Purchase Commitment - Fair Market Value Adjustment - Liability		0
Liabilities	(36,452,734)	(35,044,572)
Partners' Capital
General Partner	0	0
Beneficial Unit Certificate holders	6,151,675	7,948,729
Unallocated deficit of Consolidated VIEs	2,408,160	1,055,880
Partners' Capital	8,559,835	9,004,609
Partners' Capital Attributable to Noncontrolling Interest	0	0
Total Capital	8,559,835	9,004,609
Total Liabilities and Partners' Capital	$ (27,892,899)	$ (26,039,963)